Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.7%)
Air Products and Chemicals, Inc. 4.850%, 2/8/34	2,642,000	2,614
Anglo American Capital PLC 4.750%, 3/16/52 144A	1,176,000	993
Celanese US Holdings LLC
6.379%, 7/15/32	1,058,000	1,098
6.550%, 11/15/30	1,661,000	1,747
The Dow Chemical Co.
5.150%, 2/15/34	2,124,000	2,116
5.600%, 2/15/54	1,585,000	1,579
Glencore Finance Canada, Ltd.
5.300%, 10/25/42 144A	479,000	462
6.000%, 11/15/41 144A	390,000	391
Glencore Funding LLC
5.371%, 4/4/29 144A	4,241,000	4,249
5.634%, 4/4/34 144A	2,651,000	2,658
Newmont Corp. / Newcrest Finance Pty, Ltd. 5.350%, 3/15/34 144A	954,000	960

Total		18,867

Communications (2.2%)
AT&T, Inc.
3.500%, 6/1/41	1,024,000	799
3.500%, 9/15/53	1,588,000	1,120
3.550%, 9/15/55	1,586,000	1,109
3.650%, 9/15/59	1,003,000	698
3.800%, 12/1/57	2,885,000	2,089
5.400%, 2/15/34	5,506,000	5,578
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	551,000	370
3.500%, 3/1/42	2,654,000	1,771
3.900%, 6/1/52	810,000	515
5.250%, 4/1/53	1,325,000	1,049
5.500%, 4/1/63	550,000	431
6.150%, 11/10/26	2,222,000	2,239
Cisco Systems, Inc.
4.800%, 2/26/27	3,184,000	3,189
4.850%, 2/26/29	3,184,000	3,208
4.950%, 2/26/31	2,123,000	2,142
5.050%, 2/26/34	3,715,000	3,765
5.300%, 2/26/54	1,592,000	1,634
Comcast Corp.
2.987%, 11/1/63	1,199,000	736
4.049%, 11/1/52	1,033,000	831
5.350%, 11/15/27	2,106,000	2,146
Discovery Communications LLC 4.000%, 9/15/55	1,120,000	767
Meta Platforms, Inc.
5.600%, 5/15/53	2,020,000	2,135
5.750%, 5/15/63	2,020,000	2,166
Motorola Solutions, Inc.
5.000%, 4/15/29	743,000	739
5.400%, 4/15/34	1,061,000	1,059

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Communications continued
Paramount Global 4.950%, 5/19/50	866,000	616
T-Mobile USA, Inc.
1.500%, 2/15/26	718,000	670
2.250%, 2/15/26	2,238,000	2,118
2.550%, 2/15/31	1,602,000	1,365
3.750%, 4/15/27	3,408,000	3,282
5.050%, 7/15/33	2,660,000	2,631
5.150%, 4/15/34	2,120,000	2,113
5.750%, 1/15/34	2,120,000	2,208
Verizon Communications, Inc.
2.355%, 3/15/32	3,217,000	2,644
2.650%, 11/20/40	1,342,000	946
5.500%, 2/23/54	1,910,000	1,931

Total		62,809

Consumer, Cyclical (1.4%)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28 144A	3,517,000	3,440
Ford Motor Credit Co. LLC
2.900%, 2/10/29	5,351,000	4,718
4.000%, 11/13/30	1,808,000	1,614
General Motors Financial Co., Inc. 5.750%, 2/8/31	2,641,000	2,670
Hyundai Capital America
1.300%, 1/8/26 144A	2,020,000	1,878
5.500%, 3/30/26 144A	1,093,000	1,095
5.600%, 3/30/28 144A	3,333,000	3,371
5.700%, 6/26/30 144A	1,065,000	1,085
5.950%, 9/21/26 144A	2,971,000	3,005
6.500%, 1/16/29 144A	955,000	1,002
Lowe’s Companies, Inc.
4.250%, 4/1/52	3,069,000	2,514
5.625%, 4/15/53	1,572,000	1,588
5.750%, 7/1/53	1,607,000	1,659
5.850%, 4/1/63	534,000	551
McDonald’s Corp.
4.700%, 12/9/35	1,804,000	1,754
4.800%, 8/14/28	2,121,000	2,127
5.450%, 8/14/53	997,000	1,012
Starbucks Corp. 4.850%, 2/8/27	5,283,000	5,273

Total		40,356

Consumer, Non-cyclical (4.1%)
AbbVie, Inc.
3.200%, 11/21/29	3,984,000	3,671
4.050%, 11/21/39	1,132,000	1,008
4.250%, 11/21/49	1,166,000	1,010
4.500%, 5/14/35	2,344,000	2,253
4.550%, 3/15/35	2,666,000	2,577
4.800%, 3/15/27	2,653,000	2,656
4.800%, 3/15/29	2,653,000	2,657
4.950%, 3/15/31	1,592,000	1,603
5.050%, 3/15/34	2,653,000	2,686

Select Bond Portfolio

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.400%, 3/15/54	1,592,000	1,639
Adani International Container Terminal Private, Ltd. 3.000%, 2/16/31 144A	818,275	697
Amgen, Inc. 5.650%, 3/2/53	3,738,000	3,809
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 2/1/36	6,670,000	6,449
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38	1,386,000	1,288
5.800%, 1/23/59	799,000	859
Bristol-Myers Squibb Co.
5.550%, 2/22/54	1,059,000	1,089
5.650%, 2/22/64	1,591,000	1,637
Bunge, Ltd. Finance Corp. 1.630%, 8/17/25	1,099,000	1,041
CommonSpirit Health 3.347%, 10/1/29	985,000	903
Constellation Brands, Inc.
4.800%, 1/15/29	1,272,000	1,261
4.900%, 5/1/33	1,060,000	1,040
5.250%, 11/15/48	2,224,000	2,124
CVS Health Corp.
5.050%, 3/25/48	1,268,000	1,152
5.875%, 6/1/53	746,000	759
DH Europe Finance II SARL 2.200%, 11/15/24	2,622,000	2,571
Eli Lilly & Co.
4.700%, 2/9/34	3,170,000	3,152
5.000%, 2/9/54	1,585,000	1,576
5.100%, 2/9/64	1,057,000	1,052
HCA, Inc.
3.625%, 3/15/32	277,000	245
4.625%, 3/15/52	1,021,000	853
5.250%, 6/15/49	786,000	717
5.900%, 6/1/53	3,564,000	3,584
Humana, Inc. 5.375%, 4/15/31	2,653,000	2,654
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL 7.250%, 11/15/53 144A	3,941,000	4,236
Kenvue, Inc. 5.050%, 3/22/28	2,131,000	2,154
Keurig Dr. Pepper, Inc.
4.500%, 4/15/52	2,013,000	1,725
5.300%, 3/15/34	2,654,000	2,663
Nestle Capital Corp.
4.875%, 3/12/34 144A	1,640,000	1,640
5.100%, 3/12/54 144A	1,640,000	1,633
PepsiCo, Inc. 3.900%, 7/18/32	2,628,000	2,491
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33	3,110,000	3,062
5.300%, 5/19/53	3,304,000	3,285
5.340%, 5/19/63	2,134,000	2,091
Philip Morris International, Inc.
4.875%, 2/15/28	4,067,000	4,056
4.875%, 2/13/29	2,295,000	2,280
5.000%, 11/17/25	2,262,000	2,256

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
5.250%, 9/7/28	2,300,000	2,327
5.375%, 2/15/33	746,000	752
5.500%, 9/7/30	1,500,000	1,529
5.625%, 9/7/33	910,000	931
5.750%, 11/17/32	543,000	561
Tyson Foods, Inc.
5.400%, 3/15/29	1,750,000	1,766
5.700%, 3/15/34	2,660,000	2,695
UnitedHealth Group, Inc.
3.050%, 5/15/41	501,000	379
4.600%, 4/15/27	2,190,000	2,177
4.700%, 4/15/29	1,643,000	1,637
4.900%, 4/15/31	2,190,000	2,191
5.000%, 4/15/34	2,738,000	2,743
5.375%, 4/15/54	1,095,000	1,114
5.500%, 4/15/64	548,000	557
5.875%, 2/15/53	2,540,000	2,748

Total		119,951

Energy (1.4%)
Aker BP ASA
5.600%, 6/13/28 144A	2,805,000	2,841
6.000%, 6/13/33 144A	3,468,000	3,581
BP Capital Markets America, Inc.
4.699%, 4/10/29	2,652,000	2,645
4.812%, 2/13/33	3,170,000	3,128
4.989%, 4/10/34	2,641,000	2,638
Diamondback Energy, Inc.
4.250%, 3/15/52	320,000	259
6.250%, 3/15/33	1,060,000	1,130
6.250%, 3/15/53	2,190,000	2,363
Enbridge, Inc.
6.000%, 11/15/28	1,601,000	1,665
6.200%, 11/15/30	1,601,000	1,696
Energy Transfer LP
5.300%, 4/15/47	2,759,000	2,508
5.400%, 10/1/47	810,000	747
5.950%, 5/15/54	2,647,000	2,642
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 3/31/34 144A	1,871,316	1,609
2.625%, 3/31/36 144A	1,480,000	1,203
2.940%, 9/30/40 144A	404,041	324
MPLX LP
4.950%, 3/14/52	1,978,000	1,737
5.000%, 3/1/33	3,207,000	3,113
5.650%, 3/1/53	573,000	560
ONEOK, Inc. 6.625%, 9/1/53	2,759,000	3,041
Petroleos Mexicanos 2.460%, 12/15/25	1,283,800	1,218

Total		40,648

Financial (8.5%)
Agree LP
2.000%, 6/15/28	1,998,000	1,757
2.600%, 6/15/33	454,000	356
4.800%, 10/1/32	1,002,000	948
American Homes 4 Rent LP
3.625%, 4/15/32	1,839,000	1,617
4.300%, 4/15/52	824,000	646

Select Bond Portfolio

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.500%, 2/1/34	1,058,000	1,055
American Tower Corp.
2.950%, 1/15/51	533,000	344
3.125%, 1/15/27	901,000	852
5.500%, 3/15/28	2,128,000	2,146
5.900%, 11/15/33	3,181,000	3,294
Aon North America, Inc.
5.125%, 3/1/27	527,000	530
5.150%, 3/1/29	4,764,000	4,790
5.450%, 3/1/34	2,650,000	2,681
5.750%, 3/1/54	1,060,000	1,087
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.950%), 3/13/35 α	2,200,000	2,233
7.883%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.300%), 11/15/34 α	2,200,000	2,406
Banco Santander SA
5.538%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.450%), 3/14/30 α	3,800,000	3,800
6.527%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.650%), 11/7/27 α	1,600,000	1,641
6.607%, 11/7/28	1,600,000	1,691
6.938%, 11/7/33	4,000,000	4,418
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	7,317,000	6,746
3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28 α	7,476,000	7,013
5.288%, (US SOFR plus 1.910%), 4/25/34 α	4,957,000	4,942
5.468%, (US SOFR plus 1.650%), 1/23/35 α	1,062,000	1,069
5.819%, (US SOFR plus 1.570%), 9/15/29 α	8,164,000	8,371
5.872%, (US SOFR plus 1.840%), 9/15/34 α	4,082,000	4,234
5.933%, (US SOFR plus 1.340%), 9/15/27 α	5,832,000	5,910
Barclays PLC
5.674%, (US SOFR plus 1.490%), 3/12/28 α	3,178,000	3,189
5.690%, (US SOFR plus 1.740%), 3/12/30 α	3,178,000	3,195
6.692%, (US SOFR plus 2.620%), 9/13/34 α	2,393,000	2,549
BlackRock Funding, Inc.
4.700%, 3/14/29	531,000	531
5.000%, 3/14/34	1,539,000	1,545
5.250%, 3/14/54	530,000	533
BNP Paribas SA
5.176%, (US SOFR plus 1.520%), 1/9/30 144A α	3,179,000	3,179
5.894%, (US SOFR plus 1.866%), 12/5/34 144A α	3,192,000	3,337
Brixmor Operating Partnership LP 2.500%, 8/16/31	1,759,000	1,444
Capitol One Financial Corp. 7.624%, (US SOFR plus 3.070%), 10/30/31 α	2,667,000	2,946
CBRE Services, Inc. 5.500%, 4/1/29	1,061,000	1,067
Citibank NA 5.803%, 9/29/28	5,347,000	5,535
Citigroup, Inc.
5.827%, (US SOFR plus 2.056%), 2/13/35 α	1,163,000	1,151
6.174%, (US SOFR plus 2.661%), 5/25/34 α	2,540,000	2,579

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
Citizens Financial Group, Inc. 5.841%, (US SOFR plus 2.010%), 1/23/30 α	2,648,000	2,644
Crown Castle, Inc.
2.100%, 4/1/31	1,808,000	1,463
2.900%, 4/1/41	1,065,000	753
5.100%, 5/1/33	1,563,000	1,524
5.800%, 3/1/34	3,302,000	3,378
Danske Bank A/S 5.705%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.400%), 3/1/30 144A α	2,693,000	2,710
Deutsche Bank AG 3.742%, (US SOFR plus 2.257%), 1/7/33 α	4,166,000	3,441
Essex Portfolio LP 2.550%, 6/15/31	948,000	787
Goldman Sachs Bank USA 5.283%, (US SOFR plus 0.777%), 3/18/27 α	5,836,000	5,833
HSBC USA, Inc. 5.294%, 3/4/27	7,952,000	7,998
ING Groep NV 5.335%, (US SOFR plus 1.440%), 3/19/30 α	2,695,000	2,688
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	317,000	252
4.150%, 4/15/32	1,830,000	1,675
KeyCorp 6.401%, (US SOFR Index plus 2.420%), 3/6/35 α	2,650,000	2,706
Lloyds Banking Group PLC
5.462%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.375%), 1/5/28 α	6,371,000	6,372
5.679%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 1/5/35 α	3,179,000	3,198
M&T Bank Corp. 6.082%, (US SOFR plus 2.260%), 3/13/32 α	1,592,000	1,588
Morgan Stanley
5.164%, (US SOFR plus 1.590%), 4/20/29 α	1,058,000	1,057
5.173%, (US SOFR plus 1.450%), 1/16/30 α	4,776,000	4,780
5.449%, (US SOFR plus 1.630%), 7/20/29 α	2,114,000	2,133
5.466%, (US SOFR plus 1.730%), 1/18/35 α	4,554,000	4,595
6.342%, (US SOFR plus 2.560%), 10/18/33 α	3,641,000	3,896
Morgan Stanley Bank NA 4.952%, (US SOFR plus 1.080%), 1/14/28 α	5,388,000	5,366
Realty Income Corp.
2.100%, 3/15/28	1,012,000	905
2.200%, 6/15/28	985,000	880
2.850%, 12/15/32	1,331,000	1,107
3.400%, 1/15/30	1,080,000	983
4.900%, 7/15/33	1,575,000	1,522
5.125%, 2/15/34	3,319,000	3,257
5.625%, 10/13/32	791,000	807
Regency Centers LP
2.950%, 9/15/29	2,519,000	2,254
5.250%, 1/15/34	1,060,000	1,056
Santander Holdings USA, Inc. 7.660%, (US SOFR plus 3.280%), 11/9/31 α	2,667,000	2,899

Select Bond Portfolio

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
Societe Generale SA
5.634%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 1/19/30 144A α	1,030,000	1,026
6.066%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.100%), 1/19/35 144A α	1,135,000	1,142
7.132%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.950%), 1/19/55 144A α	1,162,000	1,160
Store Capital LLC
2.700%, 12/1/31	639,000	503
2.750%, 11/18/30	1,626,000	1,306
4.500%, 3/15/28	1,057,000	1,002
4.625%, 3/15/29	1,173,000	1,105
Sun Communities Operating LP 4.200%, 4/15/32	2,377,000	2,132
Truist Financial Corp.
5.435%, (US SOFR plus 1.620%), 1/24/30 α	2,646,000	2,643
5.711%, (US SOFR plus 1.922%), 1/24/35 α	1,588,000	1,595
7.161%, (US SOFR plus 2.446%), 10/30/29 α	3,730,000	3,978
Trust Fibra Uno 6.390%, 1/15/50 144A	1,215,000	986
UBS AG 5.650%, 9/11/28	2,480,000	2,539
UBS Group AG
3.091%, (US SOFR plus 1.730%), 5/14/32 144A α	1,650,000	1,403
4.194%, (US SOFR plus 3.730%), 4/1/31 144A α	1,682,000	1,562
4.282%, 1/9/28 144A	2,436,000	2,351
5.699%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.770%), 2/8/35 144A α	1,136,000	1,142
6.301%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.000%), 9/22/34 144A α	1,666,000	1,744
Wells Fargo & Co.
4.897%, (US SOFR plus 2.100%), 7/25/33 α	5,885,000	5,671
5.198%, (US SOFR plus 1.500%), 1/23/30 α	4,239,000	4,230
5.499%, (US SOFR plus 1.780%), 1/23/35 α	3,285,000	3,293
5.574%, (US SOFR plus 1.740%), 7/25/29 α	1,063,000	1,076
6.303%, (US SOFR plus 1.790%), 10/23/29 α	1,614,000	1,681
6.491%, (US SOFR plus 2.060%), 10/23/34 α	4,283,000	4,594

Total		245,728

Industrial (1.8%)
The Boeing Co.
3.250%, 2/1/35	1,055,000	830
3.750%, 2/1/50	2,093,000	1,456
5.805%, 5/1/50	4,045,000	3,827
Burlington Northern Santa Fe LLC
4.450%, 1/15/53	426,000	378
5.200%, 4/15/54	1,114,000	1,104
Carrier Global Corp.
5.900%, 3/15/34	2,132,000	2,241
6.200%, 3/15/54	747,000	823

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Caterpillar Financial Services Corp.
4.500%, 1/8/27	2,654,000	2,637
4.850%, 2/27/29	3,184,000	3,202
Crowley Conro LLC 4.181%, 8/15/43	1,190,015	1,079
Honeywell International, Inc.
5.000%, 3/1/35	3,281,000	3,293
5.250%, 3/1/54	1,094,000	1,104
5.350%, 3/1/64	1,094,000	1,108
John Deere Capital Corp.
4.150%, 9/15/27	2,130,000	2,092
4.500%, 1/8/27	3,716,000	3,688
4.500%, 1/16/29	3,716,000	3,679
4.950%, 7/14/28	847,000	853
5.150%, 9/8/26	3,705,000	3,726
Lockheed Martin Corp.
4.800%, 8/15/34	2,183,000	2,159
5.200%, 2/15/64	1,526,000	1,509
Northrop Grumman Corp.
4.400%, 5/1/30	1,226,000	1,192
5.200%, 6/1/54	272,000	265
RTX Corp.
6.100%, 3/15/34	2,753,000	2,942
6.400%, 3/15/54	2,202,000	2,491
Union Pacific Corp.
2.375%, 5/20/31	1,015,000	867
2.800%, 2/14/32	1,378,000	1,196
Waste Management, Inc. 4.875%, 2/15/34	2,110,000	2,096

Total		51,837

Technology (2.0%)
Apple, Inc.
2.375%, 2/8/41	777,000	553
2.650%, 5/11/50	846,000	562
2.650%, 2/8/51	654,000	431
3.950%, 8/8/52	1,499,000	1,263
4.850%, 5/10/53	542,000	538
Broadcom, Inc.
2.450%, 2/15/31 144A	1,670,000	1,408
3.150%, 11/15/25	1,251,000	1,210
4.926%, 5/15/37 144A	1,526,000	1,448
Intel Corp.
2.800%, 8/12/41	918,000	664
5.000%, 2/21/31	1,593,000	1,595
5.150%, 2/21/34	4,248,000	4,258
5.600%, 2/21/54	2,124,000	2,164
5.625%, 2/10/43	612,000	633
5.700%, 2/10/53	2,129,000	2,201
5.900%, 2/10/63	1,489,000	1,580
Intuit, Inc.
5.125%, 9/15/28	2,117,000	2,153
5.200%, 9/15/33	2,116,000	2,155
5.250%, 9/15/26	2,648,000	2,673
5.500%, 9/15/53	2,121,000	2,202
KLA Corp.
3.300%, 3/1/50	874,000	641
4.700%, 2/1/34	2,114,000	2,081
Marvell Technology, Inc.
5.750%, 2/15/29	1,590,000	1,627

Select Bond Portfolio

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Technology continued
5.950%, 9/15/33	1,590,000	1,648
Micron Technology, Inc.
5.375%, 4/15/28	5,347,000	5,400
5.875%, 2/9/33	628,000	650
Oracle Corp. 4.000%, 7/15/46	1,854,000	1,460
QUALCOMM, Inc. 6.000%, 5/20/53	2,406,000	2,689
Texas Instruments, Inc.
4.600%, 2/8/29	2,113,000	2,116
4.850%, 2/8/34	2,641,000	2,654
5.000%, 3/14/53	2,350,000	2,306
5.150%, 2/8/54	1,057,000	1,061
VMware LLC
1.000%, 8/15/24	3,319,000	3,261
1.400%, 8/15/26	1,486,000	1,357

Total		58,642

Utilities (2.3%)
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	664,000	550
Baltimore Gas & Electric Co.
2.250%, 6/15/31	1,425,000	1,200
5.400%, 6/1/53	1,596,000	1,587
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52	1,052,000	799
5.150%, 3/1/34	1,272,000	1,281
5.200%, 10/1/28	1,593,000	1,620
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51	319,000	219
5.200%, 3/1/33	566,000	576
5.500%, 3/15/34	3,196,000	3,302
5.900%, 11/15/53	1,066,000	1,138
Consumers Energy Co.
2.500%, 5/1/60	866,000	499
4.600%, 5/30/29	2,337,000	2,310
DTE Electric Co.
2.950%, 3/1/50	1,663,000	1,118
3.650%, 3/1/52	761,000	576
5.200%, 3/1/34	2,122,000	2,132
Duke Energy Carolinas LLC
2.550%, 4/15/31	638,000	551
2.850%, 3/15/32	1,770,000	1,518
3.550%, 3/15/52	1,288,000	938
4.950%, 1/15/33	1,065,000	1,059
5.350%, 1/15/53	2,136,000	2,106
5.400%, 1/15/54	1,062,000	1,057
Duke Energy Corp. 3.500%, 6/15/51	294,000	206
Duke Energy Florida LLC 2.400%, 12/15/31	1,420,000	1,191
Duke Energy Progress LLC
2.500%, 8/15/50	1,437,000	864
5.250%, 3/15/33	1,060,000	1,072
Entergy Arkansas LLC
2.650%, 6/15/51	1,283,000	781
5.150%, 1/15/33	2,137,000	2,143
Israel Electric Corp., Ltd. 3.750%, 2/22/32 144A §	960,000	810

Corporate Bonds (24.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Jersey Central Power & Light Co. 2.750%, 3/1/32 144A	1,565,000	1,300
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,675,000	1,616
5.200%, 4/1/28 144A	1,603,000	1,605
MidAmerican Energy Co.
2.700%, 8/1/52	1,235,000	769
5.300%, 2/1/55	1,005,000	994
Mississippi Power Co.
3.100%, 7/30/51	1,708,000	1,131
4.250%, 3/15/42	725,000	617
Northern States Power Co. 5.400%, 3/15/54	1,698,000	1,710
NSTAR Electric Co. 3.100%, 6/1/51	354,000	240
Pacific Gas & Electric Co.
3.500%, 8/1/50	529,000	361
3.950%, 12/1/47	3,311,000	2,477
4.200%, 6/1/41	827,000	666
4.750%, 2/15/44	479,000	404
4.950%, 7/1/50	4,555,000	3,918
5.800%, 5/15/34	2,439,000	2,462
PECO Energy Co. 2.850%, 9/15/51	1,718,000	1,109
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,388,000	1,285
5.150%, 3/30/26 144A	1,069,000	1,060
Public Service Company of Oklahoma 3.150%, 8/15/51	964,000	645
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,448,000	1,994
2.050%, 8/1/50	395,000	224
2.700%, 5/1/50	666,000	436
Public Service Enterprise Group, Inc.
5.200%, 4/1/29	1,591,000	1,592
5.450%, 4/1/34	742,000	743
5.875%, 10/15/28	2,145,000	2,209
Southern California Edison Co. 4.125%, 3/1/48	1,073,000	866
Virginia Electric & Power Co. 2.950%, 11/15/51	1,425,000	922

Total		66,558

Total Corporate Bonds (Cost: $715,531)		705,396

Governments (27.5%)
Governments (27.5%)
Bermuda Government International Bond 5.000%, 7/15/32 144A	1,186,000	1,141
Export Finance & Insurance Corp. 4.625%, 10/26/27 144A	3,690,000	3,697
Federal Home Loan Bank 1.250%, 9/30/31	5,185,000	4,384
Federal Home Loan Mortgage Corp. 0.000%, 12/14/29 PO	4,007,000	3,112
Federal National Mortgage Association
0.000%, 11/15/30 PO	11,778,000	8,747
1.520%, 8/21/35	5,256,000	3,735
1.900%, 1/25/36	4,686,000	3,446

Select Bond Portfolio

Governments (27.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
Panama Government International Bond
4.500%, 4/16/50	753,000	507
6.853%, 3/28/54	1,137,000	1,031
8.000%, 3/1/38	797,000	835
Republic of Paraguay 5.400%, 3/30/50 144A	1,658,000	1,456
State of Israel
3.875%, 7/3/50	775,000	571
4.500%, 1/17/33	2,417,000	2,248
5.500%, 3/12/34	3,762,000	3,712
5.750%, 3/12/54	1,165,000	1,115
United Mexican States
2.659%, 5/24/31	1,776,000	1,482
3.250%, 4/16/30	826,000	735
3.500%, 2/12/34	5,037,000	4,189
4.600%, 1/23/46	1,555,000	1,249
4.600%, 2/10/48	1,040,000	831
6.400%, 5/7/54	981,000	977
US Treasury
0.375%, 1/31/26	2,372,000	2,193
0.375%, 7/31/27	20,972,000	18,396
0.500%, 8/31/27	26,833,000	23,571
0.625%, 7/31/26	2,074,000	1,895
0.625%, 11/30/27	6,657,000	5,826
0.750%, 4/30/26	5,370,000	4,961
0.750%, 1/31/28	7,356,000	6,436
1.000%, 7/31/28	14,153,000	12,332
1.125%, 5/15/40	3,189,000	1,992
1.125%, 8/15/40	85,136,000	52,701
1.125%, 10/31/26	20,978,000	19,267
1.125%, 8/31/28	16,188,000	14,155
1.250%, 4/30/28	51,451,000	45,617
1.250%, 9/30/28	5,072,000	4,450
1.375%, 11/15/40	63,912,000	41,098
1.500%, 8/15/26	9,178,000	8,553
1.750%, 8/15/41	73,828,000	49,822
1.750%, 3/15/25	9,616,000	9,321
1.875%, 2/15/41	6,625,000	4,619
1.875%, 2/28/27	15,708,000	14,616
2.000%, 11/15/41	39,094,000	27,427
2.000%, 11/15/26	838,000	787
2.250%, 11/15/25	8,770,000	8,424
2.375%, 2/15/42	7,768,000	5,778
2.375%, 5/15/51	34,114,000	23,159
2.375%, 3/31/29	18,481,000	16,938
2.625%, 7/31/29	5,197,000	4,802
2.750%, 7/31/27	8,192,000	7,780
2.875%, 5/15/52	6,847,000	5,181
2.875%, 8/15/28	11,113,000	10,494
3.125%, 11/15/41	9,692,000	8,142
3.250%, 6/30/29	29,890,000	28,505
3.625%, 3/31/30	5,850,000	5,663
3.625%, 2/15/53	2,973,000	2,611
3.875%, 5/15/43	13,658,000	12,605
3.875%, 12/31/29	14,486,000	14,223
4.000%, 2/15/34	17,444,000	17,155
4.000%, 1/15/27	9,568,000	9,454
4.000%, 1/31/29	3,480,000	3,444
4.125%, 8/15/53	8,677,000	8,339
4.125%, 1/31/25	1,831,000	1,816

Governments (27.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
4.125%, 3/31/29	54,273,000	54,040
4.250%, 2/28/31	381,000	382
4.250%, 2/15/54	41,953,000	41,258
4.250%, 3/15/27	38,265,000	38,089
4.250%, 2/28/29	18,132,000	18,156
4.375%, 10/31/24	665,000	662
4.500%, 2/15/44	1,097,000	1,103
4.500%, 11/30/24	149,000	148
4.500%, 3/31/26	15,833,000	15,793
4.625%, 2/28/26	3,722,000	3,719
4.750%, 11/15/43	5,666,000	5,878
4.750%, 11/15/53	3,304,000	3,527

Total		796,503

Total Governments (Cost: $832,275)		796,503

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,104
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	2,303
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	959
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	2,785
The University of Texas System 2.439%, 8/15/49 RB	925,000	593

Total Municipal Bonds (Cost: $10,444)		8,744

Structured Products (49.9%)
Asset Backed Securities (7.9%)
Ally Auto Receivables Trust, Series 2022-3, Class A3 5.070%, 6/15/31	1,172,000	1,168
American Express Credit Account Master Trust, Series 2023-1, Class A 4.870%, 5/15/28	1,560,000	1,557
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3 4.380%, 4/18/28	2,236,000	2,215
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3 5.620%, 11/18/27	1,070,000	1,075
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3 5.810%, 5/18/28	2,140,000	2,151
BA Credit Card Trust, Series 2023-A2, Class A2 4.980%, 11/15/28	9,049,000	9,071
BMW Vehicle Lease Trust, Series 2023-1, Class A4 5.070%, 6/25/26	1,628,000	1,621
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3 4.870%, 2/15/28	3,871,000	3,847

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Chase Auto Owner Trust, Series 2022-AA, Class A4 3.990%, 3/27/28 144A	1,504,000	1,468
Chase Issuance Trust, Series 2024-A2I, Class A 4.630%, 1/15/31	4,157,000	4,140
College Avenue Student Loans LLC, Series 2017-A, Class A1
7.094%, (US SOFR 1 Month plus 1.765%), 11/26/46 144A	594,950	600
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	547,152	523
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,087,462	999
Discover Card Execution Note Trust, Series 2023-A1, Class A 4.310%, 3/15/28	3,151,000	3,106
Discover Card Execution Note Trust, Series 2023-A2, Class A 4.930%, 6/15/28	9,524,000	9,506
Ford Credit Auto Lease Trust, Series 2024-A, Class A3 5.060%, 5/15/27	4,725,000	4,718
Ford Credit Auto Lease Trust, Series 2024-A, Class A4 5.050%, 6/15/27	1,103,000	1,099
Ford Credit Auto Owner Trust, Series 2022-D, Class A4 5.300%, 3/15/28	1,060,000	1,063
Ford Credit Auto Owner Trust, Series 2023-A, Class A3 4.650%, 2/15/28	4,627,000	4,586
Ford Credit Auto Owner Trust, Series 2024-1, Class A 4.870%, 8/15/36 144A	3,126,000	3,120
GM Financial Automobile Leasing Trust, Series 2023-2, Class A4 5.090%, 5/20/27	1,491,000	1,486
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4 5.440%, 8/20/27	955,000	957
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A3 4.820%, 8/16/27	1,841,000	1,832
GM Financial Revolving Receivables Trust, Series 2024-1, Class A 4.980%, 12/11/36 144A	3,678,000	3,694
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A4 5.170%, 4/15/27 144A	2,377,000	2,367
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A4 5.840%, 9/15/27 144A	1,597,000	1,613
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3 5.020%, 3/15/27 144A	2,888,000	2,874
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4 5.070%, 2/15/28 144A	1,097,000	1,092

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hyundai Auto Receivables Trust, Series 2021-C, Class A4 1.030%, 12/15/27	1,869,000	1,768
Hyundai Auto Receivables Trust, Series 2022-A, Class A3 2.220%, 10/15/26	2,808,835	2,748
Hyundai Auto Receivables Trust, Series 2022-A, Class A4 2.350%, 4/17/28	1,194,000	1,138
Hyundai Auto Receivables Trust, Series 2023-A, Class A4 4.480%, 7/17/28	2,148,000	2,116
Hyundai Auto Receivables Trust, Series 2023-B, Class A3 5.480%, 4/17/28	1,222,000	1,230
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A4 5.250%, 2/15/29	2,454,000	2,462
Navient Private Education Loan Trust, Series 2014-AA, Class A3
7.040%, (US SOFR 1 Month plus 1.715%), 10/15/31 144A	691,597	693
Navient Private Education Loan Trust, Series 2016-AA, Class A2B
7.590%, (US SOFR 1 Month plus 2.265%), 12/15/45 144A	346,406	349
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	26,240	26
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	1,409,968	1,368
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	1,065,007	1,036
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	922,734	887
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	2,686,328	2,542
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	1,567,315	1,467
Navient Private Education Refi Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	92,055	83
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	1,727,667	1,558
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	735,547	643
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	2,898,949	2,547
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	4,190,180	3,622

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	2,610,542	2,229
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	666,647	583
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	6,456,316	5,697
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	2,690,643	2,342
Nelnet Student Loan Trust, Series 2004-3, Class A5
5.803%, (US 90 Day Average SOFR plus 0.442%), 10/27/36	270,705	267
Nelnet Student Loan Trust, Series 2004-4, Class A5
5.783%, (US 90 Day Average SOFR plus 0.422%), 1/25/37	1,767,227	1,751
Nelnet Student Loan Trust, Series 2005-1, Class A5
5.733%, (US 90 Day Average SOFR plus 0.372%), 10/25/33	4,197,324	4,150
Nelnet Student Loan Trust, Series 2005-2, Class A5
5.715%, (US 90 Day Average SOFR plus 0.362%), 3/23/37	3,679,379	3,639
Nelnet Student Loan Trust, Series 2005-3, Class A5
5.735%, (US 90 Day Average SOFR plus 0.382%), 12/24/35	2,784,623	2,748
Nelnet Student Loan Trust, Series 2005-4, Class A4
5.795%, (US 90 Day Average SOFR plus 0.442%), 3/22/32	524,182	505
Nissan Auto Lease Trust, Series 2023-B, Class A4 5.610%, 11/15/27	2,116,000	2,122
Nissan Auto Lease Trust, Series 2024-A, Class A4 4.970%, 9/15/28	1,155,000	1,150
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4 4.450%, 11/15/29	1,459,000	1,435
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3 3.960%, 4/15/26 144A	1,622,132	1,612
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4 4.180%, 12/15/28 144A	1,093,000	1,077
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3 2.980%, 10/15/26	703,009	701
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3 3.400%, 12/15/26	656,133	653
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3 4.140%, 2/16/27	1,585,052	1,578

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3 4.110%, 8/17/26	874,945	872
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3 4.490%, 11/16/26	2,760,133	2,751
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3 5.750%, 4/15/27	1,242,000	1,242
Santander Drive Auto Receivables Trust, Series 2028-4, Class A3 5.250%, 4/17/28	2,011,000	2,010
SBNA Auto Lease Trust, Series 2024-A, Class A3 5.390%, 11/20/26 144A	2,203,000	2,203
SBNA Auto Lease Trust, Series 2024-A, Class A4 5.240%, 1/22/29 144A	3,016,000	3,009
SBNA Auto Receivables Trust, Series 2024-A, Class A3 5.320%, 12/15/28 144A	1,483,000	1,483
SBNA Auto Receivables Trust, Series 2024-A, Class A4 5.210%, 4/16/29 144A	636,000	636
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	3,282,000	3,266
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A4 4.940%, 1/21/31 144A	557,000	554
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	235,001	230
SMB Private Education Loan Trust, Series 2016-C, Class A2B
6.540%, (US SOFR 1 Month plus 1.215%), 9/15/34 144A	229,198	229
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	984,224	897
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	3,762,347	3,319
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	1,262,206	1,144
SMB Private Education Loan Trust, Series 2021-E, Class A1A 1.680%, 2/15/51 144A	2,344,401	2,124
SMB Private Education Loan Trust, Series 2024-A, Class A1B
6.769%, (US 30 Day Average SOFR plus 1.450%), 3/15/56 144A	2,705,000	2,708
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	36,758	35
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX 1.950%, 2/15/46 144A	244,496	223

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	2,026,904	1,723
Synchrony Card Funding LLC, Series 2023- A1, Class A 5.540%, 7/15/29	5,150,000	5,198
Synchrony Card Funding LLC, Series 2024- A1, Class A 5.040%, 3/15/30	2,059,000	2,059
T-Mobile U.S. Trust, Series 2022-1A, Class A 4.910%, 5/22/28 144A	2,281,000	2,270
T-Mobile U.S. Trust, Series 2024-1A, Class A 5.050%, 9/20/29 144A	3,303,000	3,302
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A4 5.430%, 4/17/28	1,337,000	1,351
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3 4.710%, 2/15/28	2,775,000	2,755
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3 5.160%, 4/17/28	4,418,000	4,422
Verizon Master Trust, Series 2022-2, Class A 1.530%, 7/20/28	2,007,000	1,944
Verizon Master Trust, Series 2022-4, Class A 3.400%, 11/20/28	3,688,000	3,607
Verizon Master Trust, Series 2022-6, Class A 3.670%, 1/22/29	2,765,000	2,708
Verizon Master Trust, Series 2023-1, Class A 4.490%, 1/22/29	4,180,000	4,131
Verizon Master Trust, Series 2023-2, Class A 4.890%, 4/20/28	1,546,000	1,538
Verizon Master Trust, Series 2023-4, Class A1A 5.160%, 6/20/29	7,176,000	7,188
Verizon Master Trust, Series 2024-1, Class A1A 5.000%, 12/20/28	4,995,000	4,980
Verizon Master Trust, Series 2024-2, Class A 4.830%, 12/22/31 144A	2,397,000	2,395
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3 5.020%, 6/20/28	3,085,000	3,081
Wells Fargo Card Issuance Trust, Series 2024- AI, Class A 4.940%, 2/15/29	6,308,000	6,319
World Omni Select Auto Trust, Series 2023-A, Class A2A 5.920%, 3/15/27	1,607,327	1,609

Total		227,585

Mortgage Securities (42.0%)
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	747,075	690
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	213,418	198

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,516,579	1,233
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB 4.236%, 12/15/51	632,094	617
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A ∑	907,685	857
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A ∑	390,042	379
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A
6.140%, (US SOFR 1 Month plus 0.815%), 9/15/36 144A	6,842,000	6,791
BX Commercial Mortgage Trust, Series 2021- XL2, Class A
6.128%, (US SOFR 1 Month plus 0.803%), 10/15/38 144A	2,499,049	2,480
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	603,723	588
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	60,289	58
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	2,022,087	1,627
COLT Mortgage Loan Trust, Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	2,161,139	1,759
COMM Mortgage Trust, Series 2014-UBS4, Class A4 3.420%, 8/10/47	1,860,522	1,856
COMM Mortgage Trust, Series 2015-LC23, Class A3 3.521%, 10/10/48	1,180,282	1,156
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
6.195%, (US SOFR 1 Month plus 0.869%), 10/15/38 144A	2,683,946	2,669
Federal Home Loan Mortgage Corp.
2.000%, 7/1/32	802,574	743
2.000%, 6/1/40	6,292,850	5,328
2.000%, 7/1/40	6,486,859	5,489
2.000%, 8/1/40	6,747,067	5,705
2.000%, 11/1/40	8,391,281	7,092
2.000%, 12/1/40	1,937,289	1,637
2.000%, 1/1/41	1,456,465	1,230
2.000%, 2/1/41	1,576,501	1,331
2.000%, 4/1/41	2,748,645	2,322
2.000%, 7/1/41	2,601,321	2,190
2.000%, 11/1/41	2,975,596	2,497
2.000%, 1/1/42	1,774,913	1,490
2.000%, 8/1/42	2,812,008	2,367
2.000%, 2/1/47	1,093,310	876
2.000%, 12/1/51	844,104	676
2.500%, 4/1/42	955,399	821
2.500%, 5/1/42	3,803,588	3,301
2.500%, 6/1/42	1,315,131	1,141

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 8/1/43	3,086,118	2,694
2.500%, 6/1/46	3,591,142	3,134
2.500%, 9/1/51	6,372,365	5,366
2.500%, 2/1/52	674,347	565
2.500%, 3/1/52	2,233,665	1,860
3.000%, 9/1/33	1,072,098	1,001
3.000%, 4/1/40	1,734,614	1,568
3.000%, 4/1/43	4,821,586	4,305
3.000%, 5/1/43	4,312,474	3,864
3.000%, 8/1/43	3,100,749	2,768
3.000%, 4/1/45	4,544,756	4,058
3.000%, 5/1/45	2,346,829	2,081
3.000%, 1/1/46	2,152,764	1,922
3.000%, 9/1/46	3,155,604	2,781
3.000%, 1/1/47	2,386,291	2,100
3.000%, 2/1/47	2,982,752	2,636
3.000%, 4/1/47	10,611,981	9,333
3.127%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.640%), 11/1/48	1,480,650	1,461
3.297%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.633%), 2/1/50	1,944,325	1,921
3.912%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,354,416	1,291
3.966%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,781,190	1,676
4.000%, 7/1/49	3,689,865	3,505
4.000%, 3/1/50	6,327,397	6,046
4.107%, (US 30 Day Average SOFR plus 2.380%), 9/1/52	898,579	863
4.192%, (US 30 Day Average SOFR plus 2.305%), 5/1/53	5,171,403	5,004
4.299%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,604,617	1,553
4.500%, 6/1/39	81,220	79
4.500%, 7/1/39	94,902	93
5.128%, (US 30 Day Average SOFR plus 2.214%), 8/1/53	1,088,779	1,080
5.180%, (US 30 Day Average SOFR plus 2.300%), 6/1/53	971,919	965
5.450%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.638%), 3/1/49	1,081,951	1,101
5.919%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.732%), 1/1/44	440,923	450
5.999%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.637%), 4/1/48	2,602,211	2,652
6.718%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.679%), 9/1/47	1,179,898	1,193
6.809%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.642%), 8/1/43	209,213	213
6.858%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.637%), 9/1/45	1,793,572	1,828

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
6.881%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.635%), 7/1/43	122,680	125
7.030%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.646%), 10/1/43	209,412	214
7.045%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.650%), 3/1/43	183,858	187
7.100%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.604%), 9/1/43	94,637	98
7.188%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.629%), 11/1/43	164,998	168
7.451%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.609%), 10/1/43	211,405	216
7.463%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.770%), 9/1/42	183,706	188
7.512%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.680%), 2/1/43	284,830	292
Federal Home Loan Mortgage Corp., Series 1582, Class M 2.500%, 5/25/49	1,607,808	1,403
Federal Home Loan Mortgage Corp., Series 2002-2439, Class LH 6.000%, 4/15/32	122,608	125
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	2,508,701	2,263
Federal Home Loan Mortgage Corp., Series 2012-271, Class F5
5.933%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	963,436	949
Federal Home Loan Mortgage Corp., Series 2012-272, Class F1
5.933%, (US 30 Day Average SOFR plus 0.615%), 8/15/42	1,543,758	1,521
Federal Home Loan Mortgage Corp., Series 2012-280, Class F1
5.933%, (US 30 Day Average SOFR plus 0.615%), 9/15/42	1,558,683	1,535
Federal Home Loan Mortgage Corp., Series 4047, Class CX 3.500%, 5/15/42	2,934,000	2,633
Federal Home Loan Mortgage Corp., Series 4091, Class BX 3.250%, 10/15/41	1,548,562	1,414
Federal Home Loan Mortgage Corp., Series 4091, Class EX 3.375%, 7/15/42	983,942	899
Federal Home Loan Mortgage Corp., Series 4091, Class MX 3.250%, 2/15/42	1,266,586	1,151
Federal Home Loan Mortgage Corp., Series 4122, Class FP
5.833%, (US 30 Day Average SOFR plus 0.515%), 10/15/42	740,199	727

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4177, Class HB 2.500%, 10/15/42	1,010,000	860
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	861,079	719
Federal Home Loan Mortgage Corp., Series 4240, Class FA
5.933%, (US 30 Day Average SOFR plus 0.615%), 8/15/43	2,838,909	2,793
Federal Home Loan Mortgage Corp., Series 4248, Class FT
5.933%, (US 30 Day Average SOFR plus 0.615%), 9/15/43	988,867	975
Federal Home Loan Mortgage Corp., Series 4286, Class VF
5.883%, (US 30 Day Average SOFR plus 0.565%), 12/15/43	2,105,295	2,071
Federal Home Loan Mortgage Corp., Series 4446, Class CP 2.250%, 3/15/45	1,309,956	1,129
Federal Home Loan Mortgage Corp., Series 4582, Class HA 3.000%, 9/15/45	4,916,663	4,522
Federal Home Loan Mortgage Corp., Series 4614, Class FG
5.933%, (US 30 Day Average SOFR plus 0.615%), 9/15/46	1,133,520	1,114
Federal Home Loan Mortgage Corp., Series 4628, Class KF
5.933%, (US 30 Day Average SOFR plus 0.615%), 1/15/55	1,431,882	1,404
Federal Home Loan Mortgage Corp., Series 4719, Class LA 3.500%, 9/15/47	1,394,881	1,260
Federal Home Loan Mortgage Corp., Series 4719, Class LM 3.000%, 9/15/47	1,097,398	962
Federal Home Loan Mortgage Corp., Series 4742, Class PA 3.000%, 10/15/47	1,898,792	1,695
Federal Home Loan Mortgage Corp., Series 4753, Class BD 3.000%, 1/15/48	1,081,000	933
Federal Home Loan Mortgage Corp., Series 4793, Class FD
5.733%, (US 30 Day Average SOFR plus 0.415%), 6/15/48	422,195	410
Federal Home Loan Mortgage Corp., Series 4826, Class KF
5.733%, (US 30 Day Average SOFR plus 0.415%), 9/15/48	912,716	890
Federal Home Loan Mortgage Corp., Series 4857, Class JA 3.350%, 1/15/49	4,438,177	4,151
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	1,754,462	1,574

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4903, Class NF
5.835%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	872,315	856
Federal Home Loan Mortgage Corp., Series 4927, Class BG 3.000%, 11/25/49	1,921,531	1,731
Federal Home Loan Mortgage Corp., Series 4937, Class MD 2.500%, 10/25/49	1,920,754	1,655
Federal Home Loan Mortgage Corp., Series 4940, Class AG 3.000%, 5/15/40	1,273,644	1,177
Federal Home Loan Mortgage Corp., Series 4941, Class GA 2.000%, 12/15/47	1,099,155	906
Federal Home Loan Mortgage Corp., Series 4954, Class LB 2.500%, 2/25/50	912,230	786
Federal Home Loan Mortgage Corp., Series 4957, Class MY 3.000%, 2/25/50	1,143,000	928
Federal Home Loan Mortgage Corp., Series 4979, Class UC 1.500%, 6/25/50	3,538,589	2,819
Federal Home Loan Mortgage Corp., Series 4990, Class FN
5.785%, (US 30 Day Average SOFR plus 0.465%), 5/25/50	2,471,770	2,409
Federal Home Loan Mortgage Corp., Series 4993, Class KF
5.885%, (US 30 Day Average SOFR plus 0.565%), 7/25/50	8,109,861	7,950
Federal Home Loan Mortgage Corp., Series 5004, Class FM
5.785%, (US 30 Day Average SOFR plus 0.465%), 8/25/50	1,710,916	1,666
Federal Home Loan Mortgage Corp., Series 5020, Class ET 3.500%, 10/25/50	1,599,025	1,432
Federal Home Loan Mortgage Corp., Series 5058, Class BC 5.000%, 11/25/50	1,175,976	1,152
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	3,064,377	2,438
Federal Home Loan Mortgage Corp., Series 5092, Class HE 2.000%, 2/25/51	1,921,658	1,588
Federal Home Loan Mortgage Corp., Series 5116, Class PB 2.250%, 2/25/51	1,989,393	1,690
Federal Home Loan Mortgage Corp., Series 5118, Class CA 1.500%, 10/15/33	1,715,000	1,499
Federal Home Loan Mortgage Corp., Series 5119, Class AB 1.500%, 8/25/49	1,638,753	1,283

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5119, Class QF
5.520%, (US 30 Day Average SOFR plus 0.200%), 6/25/51	2,415,274	2,307
Federal Home Loan Mortgage Corp., Series 5143, Class GA 2.000%, 6/25/49	1,215,771	984
Federal Home Loan Mortgage Corp., Series 5159, Class UA 2.500%, 12/25/48	2,119,186	1,858
Federal Home Loan Mortgage Corp., Series 5178, Class TP 2.500%, 4/25/49	2,660,468	2,280
Federal Home Loan Mortgage Corp., Series 5182, Class D 2.500%, 11/25/43	8,153,581	7,390
Federal Home Loan Mortgage Corp., Series 5184, Class AB 2.500%, 5/25/48	1,180,067	1,042
Federal Home Loan Mortgage Corp., Series 5201, Class CA 2.500%, 7/25/48	2,365,330	2,099
Federal Home Loan Mortgage Corp., Series 5202, Class BH 2.000%, 12/25/47	1,284,430	1,138
Federal Home Loan Mortgage Corp., Series 5202, Class LA 2.500%, 5/25/49	2,428,909	2,094
Federal Home Loan Mortgage Corp., Series 5202, Class MB 3.000%, 11/25/48	3,124,567	2,795
Federal Home Loan Mortgage Corp., Series 5202, Class TA 2.500%, 12/25/48	3,715,148	3,316
Federal Home Loan Mortgage Corp., Series 5206, Class CA 3.000%, 2/25/47	1,348,112	1,207
Federal Home Loan Mortgage Corp., Series 5206, Class CD 3.500%, 5/25/49	2,403,667	2,193
Federal Home Loan Mortgage Corp., Series 5207, Class PA 3.000%, 6/25/51	2,577,604	2,294
Federal Home Loan Mortgage Corp., Series 5209, Class EA 3.000%, 8/25/50	1,991,311	1,785
Federal Home Loan Mortgage Corp., Series 5209, Class EJ 3.000%, 8/25/50	1,991,311	1,785
Federal Home Loan Mortgage Corp., Series 5210, Class DC 3.000%, 9/25/51	1,846,775	1,685
Federal Home Loan Mortgage Corp., Series 5214, Class BY 3.000%, 4/25/52	1,804,000	1,449
Federal Home Loan Mortgage Corp., Series 5217, Class CD 2.500%, 7/25/49	1,934,085	1,749
Federal Home Loan Mortgage Corp., Series 5220, Class QK 3.500%, 9/25/50	3,794,279	3,541

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5228, Class TN 3.500%, 7/25/39	1,535,961	1,442
Federal Home Loan Mortgage Corp., Series 5300, Class C 2.000%, 9/25/47	3,265,274	2,962
Federal Home Loan Mortgage Corp., Series 5335, Class FB
6.133%, (US 30 Day Average SOFR plus 0.815%), 10/15/39	3,226,189	3,231
Federal Home Loan Mortgage Corp., Series 5338, Class FH
5.733%, (US 30 Day Average SOFR plus 0.415%), 4/15/45	3,152,108	3,077
Federal Home Loan Mortgage Corp., Series 5386, Class DM 2.000%, 3/25/44	1,988,000	1,400
Federal Home Loan Mortgage Corp., Series 5396, Class HF
6.270%, (US 30 Day Average SOFR plus 0.950%), 4/25/54	4,414,000	4,414
Federal Home Loan Mortgage Corp., Series 5399, Class FB
6.220%, (US 30 Day Average SOFR plus 0.900%), 4/25/54	2,506,000	2,507
Federal National Mortgage Association
1.500%, 7/1/51	9,445,470	7,123
2.000%, 3/1/28	899,233	852
2.000%, 2/1/31	1,945,240	1,804
2.000%, 6/1/40	1,925,329	1,631
2.000%, 7/1/40	6,398,903	5,416
2.000%, 9/1/40	7,197,457	6,084
2.000%, 10/1/40	9,317,480	7,863
2.000%, 11/1/40	6,515,648	5,504
2.000%, 12/1/40	33,822,971	28,563
2.000%, 1/1/41	11,699,063	9,887
2.000%, 2/1/41	100,496	85
2.000%, 4/1/41	1,310,513	1,106
2.000%, 5/1/41	12,764,045	10,779
2.000%, 6/1/41	1,020,284	860
2.000%, 7/1/41	11,672,761	9,829
2.000%, 10/1/41	4,267,827	3,609
2.000%, 11/1/41	3,605,963	3,037
2.000%, 1/1/42	2,769,069	2,325
2.000%, 2/1/42	30,246,606	25,408
2.000%, 4/1/42	2,214,191	1,872
2.000%, 11/1/42	1,111,459	939
2.000%, 4/1/46	6,709,939	5,402
2.000%, 1/1/47	1,251,244	1,005
2.000%, 3/1/47	8,934,505	7,171
2.500%, 12/1/40	3,975,041	3,472
2.500%, 5/1/41	4,113,190	3,593
2.500%, 8/1/41	2,053,045	1,789
2.500%, 2/1/42	2,367,288	2,068
2.500%, 4/1/42	5,073,959	4,373
2.500%, 5/1/42	3,107,918	2,682
2.500%, 6/1/42	2,759,195	2,395
2.500%, 5/1/46	985,759	833
2.500%, 12/1/47	5,614,788	4,936
2.500%, 10/1/50	3,678,338	3,106
2.500%, 3/1/52	2,599,817	2,172

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.778%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.606%), 6/1/50	1,350,432	1,252
3.000%, 11/1/39	1,346,072	1,248
3.000%, 5/1/40	4,028,378	3,626
3.000%, 8/1/42	1,314,101	1,174
3.000%, 11/1/42	2,025,565	1,808
3.000%, 1/1/43	1,961,891	1,796
3.000%, 2/1/43	11,936,201	10,510
3.000%, 7/1/43	1,631,831	1,457
3.000%, 8/1/43	2,227,993	1,989
3.000%, 9/1/43	1,820,155	1,626
3.000%, 12/1/43	2,137,501	1,909
3.000%, 2/1/44	2,143,226	1,914
3.000%, 10/1/44	11,202,283	10,003
3.000%, 2/1/45	3,522,893	3,146
3.000%, 10/1/46	8,629,810	7,654
3.000%, 11/1/46	6,020,607	5,304
3.000%, 12/1/46	8,733,059	7,682
3.000%, 1/1/47	6,125,791	5,381
3.000%, 2/1/47	10,448,587	9,289
3.000%, 3/1/47	1,225,065	1,070
3.000%, 9/1/47	997,257	878
3.000%, 1/1/48	3,095,092	2,719
3.000%, 2/1/48	1,517,114	1,339
3.000%, 4/1/48	8,644,797	7,719
3.000%, 8/1/48	1,801,505	1,609
3.000%, 12/1/48	3,813,219	3,352
3.000%, 1/1/49	3,820,001	3,397
3.000%, 2/1/49	3,633,808	3,196
3.000%, 10/1/49	26,373,208	23,549
3.000%, 2/1/50	38,161,974	33,656
3.000%, 5/1/50	7,952,411	7,013
3.000%, 7/1/50	10,683,919	9,398
3.000%, 4/1/52	7,977,713	6,975
3.000%, 7/1/52	1,610,928	1,415
3.000%, 2/1/55	1,181,670	1,032
3.000%, 7/1/60	14,442,543	12,213
3.064%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.603%), 3/1/50	3,081,911	3,068
3.500%, 5/1/37	1,174,554	1,115
3.500%, 10/1/37	1,124,899	1,063
3.500%, 6/1/41	1,718,910	1,628
3.500%, 3/1/42	1,405,714	1,295
3.500%, 4/1/42	2,951,229	2,717
3.500%, 5/1/42	775,874	727
3.500%, 6/1/42	1,414,375	1,326
3.500%, 11/1/42	1,123,388	1,033
3.500%, 8/1/43	9,614,747	8,892
3.500%, 12/1/43	5,375,909	4,972
3.500%, 1/1/44	780,914	732
3.500%, 6/1/49	4,650,955	4,241
3.500%, 1/1/50	3,194,147	2,906
3.500%, 2/1/50	1,574,188	1,443
3.500%, 4/1/50	7,556,694	6,909
3.677%, (US 30 Day Average SOFR plus 2.370%), 8/1/52	1,936,113	1,832
3.962%, (US 30 Day Average SOFR plus 2.120%), 8/1/52	771,454	729

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 9/1/33	630,676	615
4.000%, 3/1/35	7,528,980	7,412
4.000%, 10/1/37	3,480,638	3,424
4.000%, 6/1/38	992,378	965
4.000%, 4/1/45	12,311,087	11,663
4.000%, 9/1/45	425,191	407
4.000%, 1/1/46	2,148,344	2,057
4.000%, 1/1/47	1,108,273	1,059
4.000%, 2/1/47	907,146	867
4.000%, 4/1/47	526,843	501
4.000%, 10/1/47	397,508	380
4.000%, 7/1/48	6,823,250	6,454
4.000%, 12/1/48	1,078,447	1,032
4.000%, 5/1/49	1,079,527	1,029
4.122%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	2,677,175	2,596
4.140%, (US 30 Day Average SOFR plus 2.132%), 10/1/52	6,258,434	6,070
4.143%, (US 30 Day Average SOFR plus 2.120%), 7/1/52	2,689,191	2,556
4.205%, (US 30 Day Average SOFR plus 2.128%), 11/1/52	2,194,135	2,130
4.213%, (US 30 Day Average SOFR plus 2.370%), 9/1/52	877,121	848
4.296%, (US 30 Day Average SOFR plus 2.126%), 8/1/52	3,507,218	3,403
4.355%, (US 30 Day Average SOFR plus 2.125%), 7/1/52	3,282,738	3,192
4.500%, 6/1/41	86,188	85
4.500%, 3/1/43	1,072,469	1,052
4.500%, 10/1/45	1,718,267	1,677
4.500%, 2/1/46	65,738	64
4.500%, 7/1/48	1,761,126	1,711
4.500%, 11/1/48	790,427	776
4.616%, (US 30 Day Average SOFR plus 2.125%), 8/1/52	3,721,765	3,650
4.628%, (US 30 Day Average SOFR plus 2.123%), 8/1/52	2,911,310	2,824
4.648%, (US 30 Day Average SOFR plus 2.130%), 8/1/52	2,991,482	2,936
5.724%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.579%), 6/1/45	706,579	721
5.918%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.582%), 1/1/46	1,764,078	1,800
6.723%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.560%), 6/1/43	145,532	148
7.000%, 1/1/54	11,764,777	12,216
7.200%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.579%), 10/1/43	427,764	437
7.333%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.647%), 1/1/43	89,502	91
7.500%, 1/1/54	6,582,511	6,882
Federal National Mortgage Association Stripped, Series 2012-414, Class A35 3.500%, 10/25/42	2,124,466	1,946

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2011-111, Class DB 4.000%, 11/25/41	1,541,657	1,465
Federal National Mortgage Association, Series 2012-133, Class JF
5.785%, (US 30 Day Average SOFR plus 0.465%), 12/25/42	1,290,736	1,263
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	897,174	747
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	2,833,359	2,542
Federal National Mortgage Association, Series 2013-15, Class FA
5.785%, (US 30 Day Average SOFR plus 0.465%), 3/25/43	1,547,255	1,514
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	1,060,643	889
Federal National Mortgage Association, Series 2014-17, Class DY 3.500%, 4/25/44	1,915,000	1,706
Federal National Mortgage Association, Series 2014-25, Class EL 3.000%, 5/25/44	1,450,083	1,307
Federal National Mortgage Association, Series 2014-74, Class PC 2.500%, 6/25/44	1,160,504	1,071
Federal National Mortgage Association, Series 2015-20, Class EF
5.785%, (US 30 Day Average SOFR plus 0.465%), 4/25/45	3,626,205	3,545
Federal National Mortgage Association, Series 2015-26, Class GF
5.735%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	2,261,915	2,209
Federal National Mortgage Association, Series 2015-32, Class FA
5.735%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	1,381,814	1,347
Federal National Mortgage Association, Series 2015-48, Class FB
5.735%, (US 30 Day Average SOFR plus 0.415%), 7/25/45	1,689,934	1,648
Federal National Mortgage Association, Series 2015-8, Class AP 2.000%, 3/25/45	2,640,192	2,298
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	3,296,655	2,985
Federal National Mortgage Association, Series 2016-19, Class FD
5.835%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	4,836,195	4,776
Federal National Mortgage Association, Series 2016-45, Class PB 3.000%, 7/25/46	1,060,000	817
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	3,376,186	3,063

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	7,092,241	5,902
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	1,138,011	1,035
Federal National Mortgage Association, Series 2017-30, Class FA
5.785%, (US 30 Day Average SOFR plus 0.465%), 5/25/47	852,566	834
Federal National Mortgage Association, Series 2017-78, Class FC
5.785%, (US 30 Day Average SOFR plus 0.465%), 10/25/47	1,640,133	1,602
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	2,119,880	1,962
Federal National Mortgage Association, Series 2018-38, Class MA 3.300%, 6/25/48	2,185,756	2,034
Federal National Mortgage Association, Series 2018-45, Class TM 3.000%, 6/25/48	1,723,620	1,525
Federal National Mortgage Association, Series 2018-55, Class GA 3.375%, 8/25/48	1,673,564	1,556
Federal National Mortgage Association, Series 2018-64, Class A 3.000%, 9/25/48	1,462,103	1,264
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	1,172,266	1,024
Federal National Mortgage Association, Series 2018-85, Class EA 3.500%, 12/25/48	1,200,054	1,121
Federal National Mortgage Association, Series 2019-15, Class FA
5.935%, (US 30 Day Average SOFR plus 0.615%), 4/25/49	858,003	844
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	2,305,116	2,082
Federal National Mortgage Association, Series 2019-41, Class FG
5.935%, (US 30 Day Average SOFR plus 0.615%), 8/25/59	2,072,424	2,036
Federal National Mortgage Association, Series 2019-43, Class FC
5.835%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	1,670,179	1,637
Federal National Mortgage Association, Series 2019-67, Class FB
5.885%, (US 30 Day Average SOFR plus 0.565%), 11/25/49	863,417	847
Federal National Mortgage Association, Series 2020-12, Class FL
5.885%, (US 30 Day Average SOFR plus 0.565%), 3/25/50	1,537,394	1,495

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2020-34, Class F
5.885%, (US 30 Day Average SOFR plus 0.565%), 6/25/50	1,181,544	1,159
Federal National Mortgage Association, Series 2020-37, Class DA 1.500%, 6/25/50	1,223,607	1,051
Federal National Mortgage Association, Series 2020-45, Class JL 3.000%, 7/25/40	2,785,846	2,524
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,249,104	1,018
Federal National Mortgage Association, Series 2020-48, Class DA 2.000%, 7/25/50	3,804,899	3,157
Federal National Mortgage Association, Series 2020-59, Class NC 3.000%, 8/25/40	1,815,226	1,644
Federal National Mortgage Association, Series 2021-22, Class MN 2.750%, 10/25/50	2,037,966	1,800
Federal National Mortgage Association, Series 2021-26, Class BD 1.750%, 5/25/51	1,121,227	967
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	5,386,480	4,283
Federal National Mortgage Association, Series 2021-33, Class AV 2.500%, 3/25/48	834,648	614
Federal National Mortgage Association, Series 2021-42, Class AC 2.000%, 2/25/51	1,613,215	1,350
Federal National Mortgage Association, Series 2021-42, Class DC 2.000%, 11/25/50	3,914,215	3,258
Federal National Mortgage Association, Series 2021-73, Class A 2.500%, 11/25/49	2,136,637	1,848
Federal National Mortgage Association, Series 2021-73, Class DJ 2.000%, 3/25/49	2,223,429	1,857
Federal National Mortgage Association, Series 2021-76, Class KB 1.250%, 11/25/51	970,943	783
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	3,016,907	2,418
Federal National Mortgage Association, Series 2021-86, Class MA 2.500%, 11/25/47	3,478,651	3,076
Federal National Mortgage Association, Series 2021-91, Class AB 2.500%, 9/25/49	2,061,170	1,788
Federal National Mortgage Association, Series 2021-95, Class MA 2.500%, 4/25/50	2,566,419	2,172
Federal National Mortgage Association, Series 2021-96, Class AH 2.500%, 3/25/49	2,250,935	1,922

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2022-11, Class D 3.000%, 1/25/50	2,248,425	2,023
Federal National Mortgage Association, Series 2022-18, Class DL 3.250%, 7/25/46	2,902,006	2,652
Federal National Mortgage Association, Series 2022-28, Class CA 2.000%, 1/25/48	1,981,846	1,777
Federal National Mortgage Association, Series 2022-3, Class N 2.000%, 10/25/47	5,961,633	5,148
Federal National Mortgage Association, Series 2022-4, Class MH 3.000%, 9/25/48	2,351,642	2,142
Federal National Mortgage Association, Series 2022-49, Class NQ 3.000%, 2/25/52	1,063,000	921
Federal National Mortgage Association, Series 2022-89, Class AY 3.000%, 2/25/48	2,263,000	1,873
Federal National Mortgage Association, Series 2022-9, Class DJ 3.250%, 3/25/49	1,612,653	1,471
Federal National Mortgage Association, Series 2023-14, Class EJ 2.750%, 4/25/49	2,009,386	1,825
Federal National Mortgage Association, Series 2023-37, Class FG
5.735%, (US 30 Day Average SOFR plus 0.415%), 8/25/50	5,612,229	5,467
Federal National Mortgage Association, Series 2023-37, Class FH
5.835%, (US 30 Day Average SOFR plus 0.515%), 1/25/50	3,457,034	3,390
Federal National Mortgage Association, Series 2023-38, Class FC
5.985%, (US 30 Day Average SOFR plus 0.665%), 6/25/40	2,227,518	2,209
Government National Mortgage Association
2.500%, 12/20/37	2,444,753	2,213
2.500%, 6/20/38	4,584,385	4,144
3.000%, 6/20/43	2,167,514	1,923
3.000%, 8/20/43	712,252	632
3.000%, 10/20/46	372,401	330
3.000%, 12/20/46	1,816,983	1,611
3.000%, 1/20/47	613,256	543
3.000%, 3/20/47	1,389,280	1,232
3.000%, 4/20/47	1,949,270	1,727
3.000%, 7/20/47	644,826	572
3.000%, 8/20/47	886,387	786
3.000%, 9/20/47	454,154	403
3.000%, 11/15/47	6,417,559	5,802
3.000%, 11/20/47	1,478,245	1,309
3.000%, 12/20/47	146,079	128
3.000%, 1/20/48	851,700	752
3.000%, 2/20/48	565,737	501
3.000%, 3/20/48	223,628	198
3.000%, 10/20/50	5,373,917	4,751
3.500%, 1/20/48	1,149,994	1,058
4.000%, 3/20/48	318,921	300

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 4/20/48	1,067,027	1,003
4.500%, 8/15/47	204,670	200
4.500%, 2/20/49	1,356,230	1,286
6.000%, 1/20/53	8,959,789	9,103
Government National Mortgage Association TBA
6.500%, 4/18/54	21,600,000	21,960
6.500%, 5/15/54	5,300,000	5,383
Government National Mortgage Association, Series 2010-163, Class NC 4.000%, 12/20/40	1,754,416	1,701
Government National Mortgage Association, Series 2013-152, Class HA 2.500%, 6/20/43	1,892,623	1,699
Government National Mortgage Association, Series 2014-181, Class L 3.000%, 12/20/44	1,211,000	1,067
Government National Mortgage Association, Series 2015-144, Class CA 2.500%, 10/20/45	1,984,312	1,708
Government National Mortgage Association, Series 2015-161, Class GF
5.743%, (US SOFR 1 Month plus 0.415%), 11/20/45	1,078,746	1,054
Government National Mortgage Association, Series 2016-136, Class A 3.000%, 7/20/44	1,026,903	897
Government National Mortgage Association, Series 2016-93, Class AB 1.750%, 7/20/44	2,203,624	1,741
Government National Mortgage Association, Series 2017-139, Class GA 3.000%, 9/20/47	4,457,994	3,979
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	1,132,178	1,026
Government National Mortgage Association, Series 2018-65, Class DC 3.500%, 5/20/48	1,482,000	1,321
Government National Mortgage Association, Series 2020-133, Class GA 1.000%, 9/20/50	2,328,941	1,944
Government National Mortgage Association, Series 2020-138, Class LE 1.500%, 9/20/50	5,359,303	4,207
Government National Mortgage Association, Series 2021-215, Class GA 2.000%, 12/20/51	1,219,864	1,032
Government National Mortgage Association, Series 2021-227, Class E 2.500%, 7/20/50	8,577,860	7,347
Government National Mortgage Association, Series 2021-27, Class BD 5.000%, 2/20/51	1,505,193	1,470
Government National Mortgage Association, Series 2021-27, Class CW 5.001%, 2/20/51	2,191,073	2,110
Government National Mortgage Association, Series 2021-27, Class NT 5.000%, 2/20/51	1,719,153	1,626

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2021-27, Class Q 5.000%, 2/20/51	1,504,020	1,427
Government National Mortgage Association, Series 2021-8, Class CY 5.000%, 1/20/51	1,529,823	1,505
Government National Mortgage Association, Series 2022-107, Class C 2.500%, 6/20/51	7,073,115	5,777
Government National Mortgage Association, Series 2022-153, Class KA 4.000%, 12/20/49	1,967,117	1,883
Government National Mortgage Association, Series 2022-191, Class B 4.000%, 6/20/41	8,606,000	7,919
Government National Mortgage Association, Series 2022-191, Class BY 4.000%, 8/20/41	9,389,000	8,650
Government National Mortgage Association, Series 2022-197, Class LF
6.019%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	6,448,229	6,390
Government National Mortgage Association, Series 2022-205, Class A 2.000%, 9/20/51	2,586,810	2,033
Government National Mortgage Association, Series 2022-31, Class GH 2.500%, 12/20/49	4,516,902	3,934
Government National Mortgage Association, Series 2022-34, Class DN 3.500%, 9/20/41	3,696,297	3,396
Government National Mortgage Association, Series 2022-5, Class BA 2.000%, 10/20/49	8,883,501	7,484
Government National Mortgage Association, Series 2022-50, Class CA 3.000%, 3/20/52	6,418,246	5,633
Government National Mortgage Association, Series 2022-50, Class DC 2.500%, 8/20/51	2,118,880	1,837
Government National Mortgage Association, Series 2022-66, Class CG 3.500%, 4/20/52	4,090,892	3,807
Government National Mortgage Association, Series 2022-84, Class A 2.500%, 1/20/52	13,365,049	11,029
GS Mortgage Securities Trust, Series 2015- GC32, Class A3 3.498%, 7/10/48	1,068,355	1,041
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	2,800
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	895,387	882
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	674,000	644

Select Bond Portfolio

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	735,697	731
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	3,340,808	3,276
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.821%, 7/15/48	1,895,000	1,817
MED Trust, Series 2021-MDLN, Class A 6.389%, (US SOFR 1 Month plus 1.065%), 11/15/38 144A	4,312,304	4,302
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	826,659	711
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A3 1.790%, 7/15/53	1,911,000	1,588
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	358,548	330
NewRez Warehouse Securitization Trust, Series 2021-1, Class A
6.194%, (US SOFR 1 Month plus 0.865%), 5/25/55 144A	2,104,267	2,105
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/25	2,120	1
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	130,763	122
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	555,936	524
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1 1.027%, (AFC), 11/25/55 144A	482,604	444
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	683,372	596
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	1,939,689	1,610
Uniform Mortgage Backed Security TBA
6.000%, 4/11/54	29,800,000	30,071
6.500%, 4/11/54	17,500,000	17,878
Verus Securitization Trust, Series 2019-4, Class A1 3.642%, (AFC), 11/25/59 144A ∑	535,442	518
Verus Securitization Trust, Series 2019-INV3, Class A1 3.692%, (AFC), 11/25/59 144A	226,053	219
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	192,766	190
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	864,768	754
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	1,673,824	1,443

Structured Products (49.9%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,363,753	1,131
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	1,770,972	1,398
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	4,461,228	3,704
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	1,983,788	1,716
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	1,938,454	1,658
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	702,066	635
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	802,219	712
Visio Trust, Series 2020-1R, Class A1 1.312%, 11/25/55 144A	527,467	489

Total		1,217,040

Total Structured Products (Cost: $1,483,719)		1,444,625

Total Investments (102.1%) (Cost: $3,041,969)@		2,955,268

Other Assets, Less Liabilities (-2.1%)		(59,742)

Net Assets (100.0%)		2,895,526

Select Bond Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024 the value of these securities (in thousands) was $206,808 representing 7.2% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2024, the aggregate value of these securities was $810 (in thousands), representing 0.0% of net assets.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,041,969 and the net unrealized depreciation of investments based on that cost was $86,701 which is comprised of $19,975 aggregate gross unrealized appreciation and $106,676 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$8,744	$—
Corporate Bonds	—	705,396	—
Governments	—	796,503	—
Structured Products	—	1,444,625	—
Total Assets:	$—	$2,955,268	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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